COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Acquisition of subsidiaries, cash acquired	¥ 185,106	¥ 60,155	¥ 651
Follow-on offering cost paid		¥ 5,996
IPO
Offering cost paid			¥ 3,226